Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2015
Accounting Policies [Abstract]
Cash and cash equivalents	$ 950
Insured FDIC amount	250,000
Advertising and promotion expense